Net debt and net debt including leases - Disclosure of the Net Debt Ratio (Details) $ in Millions	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Jan. 01, 2019 USD ($)	Dec. 31, 2018 USD ($)		Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Jan. 01, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about hedges [line items]
Finance debt	$ 67,553			$ 65,132		$ 59,739
Fair value (asset) liability of hedges related to finance debt	(378)			813		1,104
Debt, net of hedging instruments	67,175			65,945		60,843
Less: cash and cash equivalents	20,674	$ 21,256		22,468	[1]	22,185	$ 22,242		$ 25,575
Net debt	46,501			43,477		38,658
Equity	$ 103,623		$ 101,218	$ 101,548	[1]	$ 101,770		$ 100,224	$ 100,404
Gearing	0.310			0.300		0.275
Borrowings 1 [Member]
Disclosure of detailed information about hedges [line items]
Financial liabilities, at fair value	$ 68,857			$ 65,259
Derivatives [member] | Debt Hedges
Disclosure of detailed information about hedges [line items]
Financial liabilities at fair value through profit or loss	$ (563)	$ 609				$ 774

[1]	Finance debt on the comparative balance sheet has been re-presented to align with the current period. See Note 1 for further information.